OTHER ASSETS - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Long-term derivative contracts	$ 49,353	$ 50,773
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total	Total
Long-term prepaid and secondary roads	$ 5,159	$ 5,355
Patronage equity	9,340	8,292
Long-term notes receivable	7,400	0
Other	2,530	2,705
Total	78,276	71,875
Software Costs
Finite-Lived Intangible Assets [Line Items]
Capitalized software costs	$ 4,494	$ 4,750